Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Amortization of debt issue costs	$ 42.4
Other financial charges	14.3	$ 9.2
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	375.3	145.6
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	3.5	$ 0.3
Refinancing facilities
Disclosure of detailed information about borrowings [line items]
Directly attributable transaction costs	63.8
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Directly attributable transaction costs	$ 10.6